FAIR VALUE MEASUREMENTS - Life Insurance Policies (Details) - Life Insurance Policies	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 13,809,352
Policies purchased	58,543,580
Realized gain (loss) on matured/sold policies	1,898,958
Premiums paid	879,462
Unrealized gain(loss) on held policies	3,319,588
Change in estimated fair value	4,339,084
Matured/sold policies	(20,885,861)
Fair value at end of period	$ 56,685,617